Investment in Affiliates - Summary of Unaudited Financial Information Related to the Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Equity Method Investments and Joint Ventures [Abstract]
Total assets	$ 2,865	$ 3,244
Total liabilities	$ 2,759	$ 2,905